Investments Accounted for Using the Equity Method - Summary Financial Information on Principal Associates (Parenthetical) (Detail) - 12 months ended Dec. 31, 2019 - China Tower Corporation Limited (China Tower) [member]
¥ in Millions
	CNY (¥)	$ / shares shares
Disclosure of associates [line items]
Proportion of ownership interest held by the Company or its subsidiary before dilution	38.00%
Proportion of ownership interest held by the Company or its subsidiary after dilution	28.00%
Ordinary shares issued | shares		46,663,856,000
Issue price per share | $ / shares		$ 1.26
Gain from equity interest dilution | ¥	¥ 2,271